Goodwill - Summary of Goodwill by Segment (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Goodwill	£ 6,824	£ 6,899	£ 5,965
Scientific, Technical & Medical [member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,594	1,620
Risk & Business Analytics [member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,186	3,283
Legal [member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,428	1,465
Exhibitions [member]
Disclosure of information for cash-generating units [line items]
Goodwill	£ 616	£ 531